VIA EDGAR TRANSMISSION

January 6, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FS Variable Separate Account ("Registrant")
     The United States Life Insurance Company in the City of New York ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
     (Central Index Key 0000931344)


FILE NUMBER                  PRODUCT NAME

333-178842                   Polaris Choice IV NY
333-178843                   Polaris Platinum O-Series NY
333-178844                   Polaris Advantage NY
333-178845                   Polaris Preferred Solution NY
333-178841                   Polaris Platinum III NY
333-178846                   Polaris II NY / Polaris II NY (Jones)
333-178847                   Polaris Choice III NY
333-178848                   Polaris Advantage II NY
333-178849                   Polaris Retirement Protector NY
333-178852                   Polaris II A-Class Platinum Series NY
333-178854                   Polaris NY / Polaris II NY / Polaris II NY (Jones)
333-178850                   Polaris Advantage NY
333-178853                   Polaris Choice NY / Polaris Choice III NY
333-178855                   Polaris II A-Class Platinum Series NY
333-178857                   FSA Advisor
333-178859                   WM Diversified Strategies III NY



Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.


Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel